Accounts payable, accrued liabilities and asset retirement obligations, Movements in Asset Retirement Obligations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Movements in Asset Retirement Obligations [Roll Forward]
Beginning balance	$ 10,117,928		$ 10,799,997
Business combination	101,101
Effect of translation	749,725		(1,722,035)
Increase of the year	989,544		1,425,391
Applications payments	(76,166)		(175,163)
Applications reversals	(369,353)		(210,262)
Ending balance	$ 11,512,779	$ 568	$ 10,117,928